Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Jun. 01, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Jan. 03, 2022	Oct. 10, 2019	Mar. 12, 2019
Warrants (Details) [Line Items]
Gross proceeds of private offering	$ 10,210
Issuance aggregate of pre-funded units	136,388
Pre-funded unit	12,884
Pre-funded unit per share	$ 74.88
Exercise price per share		$ 68.38		$ 21,944		$ 169	$ 169	$ 5,460	$ 10,920
Warrants				$ 2,770	$ 2,568
Warrants [member]
Warrants (Details) [Line Items]
Pre-funded unit	123,504
Pre-funded unit per share	$ 73.294
Warrants		$ 188	$ 1,023